Lease - Schedule of Lease Cost (Details)			12 Months Ended
		Oct. 11, 2022 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 HKD ($)
Operating lease costs
Amortization of operating lease asset			$ 117,539	$ 15,129
Interest on lease liability			6,496	836
Unrecognized ROU	[1]		173,797	22,370		460,800
Total operating lease costs			297,832	38,335		460,800
Finance lease costs
Amortization of finance lease asset			76,946	9,904		248,620
Interest on lease liability			9,226	1,187		14,316
Total finance lease costs			$ 86,172	$ 11,091		$ 262,936
Predecessor [Member]
Operating lease costs
Amortization of operating lease asset
Interest on lease liability
Unrecognized ROU	[1]						151,923
Total operating lease costs							151,923
Finance lease costs
Amortization of finance lease asset							131,159
Interest on lease liability							19,191
Total finance lease costs							$ 150,350
Successor [Member]
Operating lease costs
Amortization of operating lease asset
Interest on lease liability
Unrecognized ROU	[1]				460,800
Total operating lease costs					460,800
Finance lease costs
Amortization of finance lease asset					248,620
Interest on lease liability					14,316
Total finance lease costs					$ 262,936

[1]	Excluding cost of short-term contracts. The Company also have another lease agreement with one year term, for which the 2025 elected to not recognize right-of-use assets on balance sheet and expensed on straight-line method. The lease term was commenced from March 1, 2022 with monthly lease expense of HK$38,400. Short-term lease costs for the years ended September 30, 2022, 2023 and 2024 were HK$268,800, HK$460,800 and HK$173,797, respectively, which were charged to general and administrative expenses.